SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of net loss per common share (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	2,688,242	2,844,414
Basic and diluted net income per share, Common stock subject to possible redemption	$ (0.33)	$ 0.10
Common Stock Subject to Possible Redemption
Interest earned on marketable securities held in Trust Account			$ 0	$ 922,211
Less: interest available to be withdrawn for payment of taxes			0	(218,317)
Net income attributable			$ 0	$ 703,894
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption			546,586	4,555,229
Basic and diluted net income per share, Common stock subject to possible redemption			$ 0.00	$ 0.15
Non-redeemable Common Stock
Numerator: Net Loss minus Net Earnings Net loss			$ (1,089,510)	$ (1,594)
Net income allocable to Common stock subject to possible redemption			0	0
Net income attributable			$ (1,089,510)	$ (1,594)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption			2,736,258	2,783,021
Basic and diluted net income per share, Common stock subject to possible redemption			$ (0.40)	$ (0.11)